Income taxes - Schedule of provision of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Domestic	$ 109	$ 11	$ 0
Foreign	1,933	569	375
Total current income tax expense	2,042	580	375
Deferred:
Domestic	(24)	0	0
Foreign	(1,502)	401	265
Total deferred income tax expense	(1,526)	401	265
Total provision for income taxes	$ 516	$ 981	$ 640